Recent Accounting Pronouncements	9 Months Ended
Sep. 30, 2026
Recent Accounting Pronouncements

3. Recent Accounting Pronouncements

New and amended IFRS Accounting Standards that are effective for the current year:

Certain new accounting standards and interpretations have been published that are either applicable in the current year or are not mandatory for the current period and have not been early adopted.

During the nine months ended September 30, 2026, the Company adopted amendments to IFRS 9 Financial Instruments and related amendments to IAS 7 Statement and of Cash Flows and IFRS 7 Financial Instruments: Disclosures, related to the settlement of financial assets and financial liabilities through electronic payment systems. The amendments clarify the timing of recognition and derecognition of financial assets and financial liabilities settled electronically and introduce and optional exception for certain electronic payment arrangements. We have assessed these amendments and the adoption of these amendments did not have a material impact on the Company’s consolidated financial statements.

IFRS Accounting Standards not yet adopted:

Certain new accounting standards and interpretations have been published that are either applicable in the current year or are not mandatory for the current period and have not been early adopted.

On April 9, 2024, the IASB issued IFRS 18 “Presentation and Disclosure in the Financial Statements” (“IFRS 18”), replacing IAS 1 “Presentation of Financial Statements”. IFRS 18 introduces new categories and defined subtotals in the statement of profit or loss, introduces the concept of management-defined performance measures (“MPMs”) and related disclosure requirements, and includes requirements to improve the aggregation and disaggregation of information in the financial statements. With respect to the statement of profit or loss, items of income and expenses will be grouped into new categories and defined subtotals, resulting in changes to certain existing line items and the subtotals presented, with no change to net income. An MPM is defined as a subtotal of income and expenses that a company uses in public communications outside of its financial statements to represent management’s view of the company’s financial performance.

As a result of IFRS 18, amendments to IAS 7 “Statement of Cash Flows” were also issued to require that entities use the operating profit subtotal as the starting point for the indirect method of reporting cash flows from operating activities. In addition, presentation alternatives will be removed for interest paid and received. All interest paid will be required to be presented as a financing cash flow, representing a change from the Company’s current presentation of capitalized interest paid within cash flows used in investing activities.

The Company is currently assessing the impact of IFRS 18 on its financial statements and will apply the standard from its mandatory effective date of January 1, 2027. As retrospective application is required, the comparative information for the financial year ending December 31, 2026, including each quarter therein, will be restated in accordance with IFRS 18.